Share-based plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-based plans
Summary of overview of plans

	MB LTIP 2020	LTIP 2019	MB LTIP 2019	NxStage LTIP	LTIP 2016
Eligible persons	Members of the Management Board	Other Plan participants	Members of the Management Board	Other Plan participants	Members of the Management Board and other plan participants
Years in which an allocation occurred	2020-2021	2019-2021	2019	2019	2016–2018
Months in which an allocation occurred	November (2020), March (2021)	July, December	July, December	February	July, December

Summary of performance targets to be applied for the fiscal year for Performance Shares granted

Performance targets

The performance targets and the target values to be applied for the fiscal year 2021 for Performance Shares allocated in the fiscal year under the MB LTIP 2020 and under the LTIP 2019 are presented in the table below.

	Target values	Target achievement	Weight
Performance target 1:	≤ 1%	0%
Revenue Growth	6%	100%	1/3
	≥ 11%	200%
Performance target 2:	≤ 0%	0%
Net Income Growth	5%	100%	1/3
	≥ 10%	200%
Performance target 3:	≤ 5,5%	0%
ROIC	6%	100%	1/3
	≥ 6,5%	200%

Summary of information on holdings under share-based plans

At December 31, 2021 and 2020, the members of the Management Board and plan participants other than the members of the Management Board held the following Performance Shares under the share-based plans:

Performance Shares
	2021			2020
	Members of the			Members of the
	Management	Other plan		Management	Other plan
	Board	participants	Total	Board	participants	Total
MB LTIP 2020	352,053	—	352,053	159,607	—	159,607
LTIP 2019	8,869	2,399,649	2,408,518	8,869	1,522,102	1,530,971
MB LTIP 2019	102,435	12,564	114,999	102,435	12,564	114,999
NxStage LTIP	—	32,054	32,054	—	40,530	40,530
LTIP 2016	56,624	366,059	422,683	135,473	947,133	1,082,606

Schedule of reconciliations for stock options outstanding

Transactions
		Weighted
		average
		exercise
	Options	price
Stock options for shares	(in thousands)	€
Balance at December 31, 2019	3,489	70.32
Granted	—	—
Exercised(1)	235	53.00
Expired	53	75.65
Balance at December 31, 2020	3,201	71.50
Granted	—	—
Exercised(2)	128	49.83
Expired	60	70.60
Balance at December 31, 2021	3,013	72.44

(1)	The average share price at the date of exercise of the options was €71.75.
(2)	The average share price at the date of exercise of the options was €65.92.

Summary of fully vested options outstanding and exercisable by price range

Stock options 2021

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise	Number	remaining	exercise	Number	exercise
prices	of	contractual	price	of	price
in €	options	life	in €	options	in €

45.01 - 50.00	488,745	0.57	49.93	488,745	49.93
50.01 - 55.00	—	—	—	—	—
55.01 - 60.00	31,080	0.92	58.63	31,080	58.63
60.01 - 65.00	—	—	—	—	—
65.01 - 70.00	—	—	—	—	—
70.01 - 75.00	—	—	—	—	—
75.01 - 80.00	2,493,484	1.58	77.02	2,493,484	77.02
	3,013,309	1.41	72.44	3,013,309	72.44

Stock options 2020

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise	Number	remaining	exercise	Number	exercise
prices	of	contractual	price	of	price
in €	options	life	in €	options	in €

45.01 - 50.00	630,870	1.44	49.91	630,870	49.91
50.01 - 55.00	—	—	—	—	—
55.01 - 60.00	31,080	1.92	58.63	31,080	58.63
60.01 - 65.00	—	—	—	—	—
65.01 - 70.00	—	—	—	—	—
70.01 - 75.00	—	—	—	—	—
75.01 - 80.00	2,539,124	2.58	77.03	2,539,124	77.03
	3,201,074	2.35	71.50	3,201,074	71.50

Summary of compensation expense recognized for Performance Shares

Compensation expense related to cash-settled plans
in € THOUS
	2021	2020	2019
MB LTIP 2020	2,112	2,115	—
LTIP 2019	21,761	13,689	4,771
MB LTIP 2019	299	820	656
NxStage LTIP	296	513	572
LTIP 2016	3,826	21,864	30,304
LTIP 2011	—	1,894	5,724